DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments

	Notional amount		Fair value
	December 31,		December 31,
	2016	2015	2016	2015
Level 2:
Option contracts to hedge payroll expenses ILS	$43,600	$110,000	$107	$(566)
Option contracts to hedge payroll expenses INR	12,000	-	4	-
Option contracts to hedge facilities expenses ILS	-	5,018	-	1
Forward contracts to hedge payroll expenses ILS	52,000	-	(212)	-
Forward contracts to hedge facility expenses ILS	2,549	-	10	-

	$110,149	$115,018	$(91)	$(565)

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2016 and 2015 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2016	2015
Derivative assets:
Foreign exchange option contracts	Other receivables and prepaid expenses	$111	$1
Foreign exchange forward contracts	Other receivables and prepaid expenses	10	-

Derivative liabilities:
Foreign exchange option contracts	Accrued expenses and other liabilities	$-	$(566)
Foreign exchange forward contracts	Accrued expenses and other liabilities	(212)	-

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2016, 2015 and 2014 is summarized below:

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2016	2015	2014
Derivatives in foreign exchange cash flow hedging relationships:
Foreign exchange forward contracts	$202	-	-
Foreign exchange option contracts	$(802)	$954	$6,770

	$(600)	$954	$6,770

Derivatives in foreign exchange cash flow hedging relationships:

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2016	2015	2014
Option contracts	Cost of revenues, operating expenses and discontinued operations	$(132)	$4,010	$1,552

		$(132)	$4,010	$1,552